Long-Term Debt (Sr Secured Credit Facilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 12,575,294	$ 12,818,693
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	7,231,222	8,225,754
Senior Secured Credit Facilities [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 916,061	1,890,978
Maturity date	Jan. 29, 2016
Senior Secured Credit Facilities [Member] | Term Loan C [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 15,161	34,776
Maturity date	Jan. 29, 2016
Senior Secured Credit Facilities [Member] | Term Loan D [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 5,000,000	5,000,000
Maturity date	Jan. 30, 2019
Senior Secured Credit Facilities [Member] | Term Loan E [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 1,300,000	$ 1,300,000
Maturity date	Jul. 30, 2019